Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Deferred tax liabilities:
Depreciation	$ (122,000)	$ (21,000)
Software development costs	(845,000)	(835,000)
Total deferred tax liabilities	(967,000)	(856,000)
Deferred tax assets:
Net operating loss carryforward	7,000,000	7,653,000
Business interest	2,539,000
Workers' compensation accruals	1,763,000	360,000
Stock-based compensation	354,000	172,000
Deferred rent	15,000	16,000
Total deferred tax assets	11,671,000	8,201,000
Valuation allowance	(10,704,000)	(7,345,000)
Total net deferred tax assets	967,000	856,000
Net deferred tax assets